Memorandum items - Contractual obligations of future (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Capital Commitments [Line Items]
Capital expenditure on property, plant and equipment	£ 16	£ 15	[1]
Contracts to purchase goods or services	682	729	[1]
Total capital commitments	698	744	[1]
Not later than one year [member]
Disclosure Of Capital Commitments [Line Items]
Contracts to purchase goods or services	£ 301	£ 267

[1]	Of which due within 1 year: £301 million (2020 - £267 million).